MARKETABLE SECURITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Marketable Securities [Abstract]
Fair value	$ 725	$ 684
Cost	836	639
Gross unrealized holding gains	26	52
Gross unrealized holding losses	137	7
Cash and cash equivalents	75	392
Short-term investments	22	27
Long-term investments	628	265
Fair value	725	684
Contractual maturities of debt securities
2012	97
2013	0
2014	0
2015	0
2016	0
2017 and thereafter	123
Total maturities of available-for-sale securities, at fair value	$ 220